Fair value measurement (Tables)	3 Months Ended
Jan. 31, 2021
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2021	Financial assets
Jan. 31	Cash and deposits with banks	$62,577	$716	$–	$–	$63,293	$63,293	$–
	Securities	31,993	66,462	95	51,943	150,493	151,147	654
	Cash collateral on securities borrowed	11,557	–	–	–	11,557	11,557	–
	Securities purchased under resale agreements	56,686	7,710	–	–	64,396	64,396	–
	Loans
	Residential mortgages	226,216	42	–	–	226,258	227,963	1,705
	Personal	41,164	–	–	–	41,164	41,215	51
	Credit card	10,050	–	–	–	10,050	10,050	–
	Business and government	109,498	23,277	406	–	133,181	133,370	189
	Derivative instruments	–	34,165	–	–	34,165	34,165	–
	Customers’ liability under acceptances	10,322	–	–	–	10,322	10,322	–
	Other assets	17,276	–	–	–	17,276	17,276	–
	Financial liabilities
	Deposits
	Personal	$202,701	$–	$3,389	$–	$206,090	$206,293	$203
	Business and government	298,982	–	11,463	–	310,445	311,528	1,083
	Bank	18,666	–	–	–	18,666	18,666	–
	Secured borrowings	37,986	–	740	–	38,726	39,139	413
	Derivative instruments	–	32,158	–	–	32,158	32,158	–
	Acceptances	10,380	–	–	–	10,380	10,380	–
	Obligations related to securities sold short	–	19,476	–	–	19,476	19,476	–
	Cash collateral on securities lent	1,745	–	–	–	1,745	1,745	–
	Obligations related to securities sold under repurchase agreements (1)	59,493	–	17,029	–	76,522	76,522	–
	Other liabilities	15,541	130	12	–	15,683	15,683	–
	Subordinated indebtedness	4,693	–	–	–	4,693	5,013	320
2020	Financial assets
Oct. 31	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

Changes in Fair Value of Financial Assets and Liabilities in Level 3	The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2021
Securities mandatorily measured at FVTPL
Corporate equity	$16	$–	$3	$–	$–	$–	$–	$–	$19
Corporate debt	25	–	5	–	–	–	–	–	30
Mortgage- and asset-backed	135	–	–	–	–	–	–	(33)	102
Loans mandatorily measured and designated at FVTPL
Business and government	626	–	–	(25)	–	–	278	–	879
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	240	–	–	19	–	–	17	(7)	269
Derivative instruments
Interest rate	48	–	(4)	–	–	–	–	1	45
Credit	98	(6)	9	–	–	–	–	–	101
Equity	212	–	15	–	–	–	–	(166)	61
Total assets	$1,400	$(6)	$28	$(6)	$–	$–	$295	$(205)	$1,506
Deposits and other liabilities (5)	$4	$–	$(387)	$–	$(2)	$(5)	$(2)	$25	$(367)
Derivative instruments
Interest rate	(28)	–	(47)	–	–	–	–	1	(74)
Credit	(107)	6	(8)	–	–	–	–	(4)	(113)
Equity	(163)	–	(44)	–	–	–	–	70	(137)
Total liabilities	$(294)	$6	$(486)	$–	$(2)	$(5)	$(2)	$92	$(691)
Oct. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(1)	$–	$–	$–	$10	$–	$16
Corporate debt	26	–	(1)	–	–	–	–	–	25
Mortgage- and asset-backed	137	–	–	–	–	–	–	(2)	135
Loans mandatorily measured and designated at FVTPL
Business and government	869	–	–	(2)	–	–	244	(485)	626
Equity securities designated at FVOCI
Corporate equity	275	–	–	36	–	–	20	(91)	240
Derivative instruments
Interest rate	41	–	12	–	–	–	2	(7)	48
Credit	100	(1)	(1)	–	–	–	–	–	98
Equity	245	–	(32)	–	–	–	–	(1)	212
Total assets	$1,700	$(1)	$(23)	$34	$–	$–	$276	$(586)	$1,400
Deposits and other liabilities (5)	$15	$–	$(18)	$–	$2	$(1)	$(3)	$9	$4
Derivative instruments
Interest rate	(5)	–	(24)	–	–	–	–	1	(28)
Credit	(108)	1	–	–	–	–	–	–	(107)
Equity	(156)	–	(8)	–	–	–	–	1	(163)
Total liabilities	$(254)	$1	$(50)	$–	$2	$(1)	$(3)	$11	$(294)
Jan. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$7	$–	$–	$–	$14
Corporate debt	23	–	–	–	–	–	–	–	23
Mortgage- and asset-backed	173	–	–	–	–	–	–	(13)	160
Loans mandatorily measured at FVTPL
Business and government	831	–	–	4	–	–	–	(329)	506
Debt securities measured at FVOCI
Corporate debt	–	–	–	3	20	–	–	–	23
Equity securities designated at FVOCI
Corporate equity	291	–	–	49	(7)	–	10	(60)	283
Derivative instruments
Interest rate	56	–	3	–	–	–	1	(13)	47
Credit	104	(1)	1	–	–	–	–	–	104
Equity	252	–	12	–	–	–	44	(42)	266
Total assets	$1,737	$(1)	$16	$56	$20	$–	$55	$(457)	$1,426
Deposits and other liabilities (5)	$(601)	$–	$(52)	$–	$(37)	$31	$(102)	$114	$(647)
Derivative instruments
Interest rate	(1)	–	(2)	–	–	–	–	3	–
Credit	(112)	1	(1)	–	–	–	–	–	(112)
Equity	(155)	–	21	–	–	–	(10)	23	(121)
Total liabilities	$(869)	$1	$(34)	$–	$(37)	$31	$(112)	$140	$(880)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $136 million (October 31, 2020: $137 million; January 31, 2020: $135 million) and net bifurcated embedded derivative liabilities of $
231
million (net bifurcated embedded derivative assets
of $141
million as at October 31, 2020 and net bifurcated embedded derivative liabilities of
$512 million as at January 31, 2020).

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2021 Jan. 31	2020 Oct. 31	2021 Jan. 31	2020 Oct. 31	2021 Jan. 31	2020 Oct. 31	2021 Jan. 31	2020 Oct. 31
Financial assets
Deposits with banks	$–	$–	$716	$948	$–	$–	$716	$948
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	2,190	3,917	23,197 (1)	25,091 (1)	–	–	25,387	29,008
Corporate equity	35,167	27,919	50	47	19	16	35,236	27,982
Corporate debt	–	–	3,230	3,525	30	25	3,260	3,550
Mortgage- and asset-backed	–	–	2,572 (2)	2,018 (2)	102	135	2,674	2,153
	37,357	31,836	29,049	30,681	151	176	66,557	62,693

Loans mandatorily measured and designated at FVTPL
Business and government	–	–	22,804	23,022	879 (3)	626 (3)	23,683	23,648
Residential mortgages	–	–	42	63	–	–	42	63
	–	–	22,846	23,085	879	626	23,725	23,711

Debt securities measured at FVOCI
Government issued or guaranteed	3,176	3,912	39,363	41,269	–	–	42,539	45,181
Corporate debt	–	–	6,347	6,224	–	–	6,347	6,224
Mortgage- and asset-backed	–	–	2,448	2,563	–	–	2,448	2,563
	3,176	3,912	48,158	50,056	–	–	51,334	53,968

Equity securities designated at FVOCI
Corporate equity	47	41	293	304	269	240	609	585

Securities purchased under resale agreements
measured at FVTPL	–	–	7,710	7,505	–	–	7,710	7,505
Derivative instruments
Interest rate	–	4	11,664	12,793	45	48	11,709	12,845
Foreign exchange	–	–	13,861	11,462	–	–	13,861	11,462
Credit	–	–	3	8	101	98	104	106
Equity	4,259	3,153	1,677	1,791	61	212	5,997	5,156
Precious metal	–	–	302	283	–	–	302	283
Other commodity	160	271	2,032	2,607	–	–	2,192	2,878
	4,419	3,428	29,539	28,944	207	358	34,165	32,730
Total financial assets	$44,999	$39,217	$138,311	$141,523	$1,506	$1,400	$184,816	$182,140
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(15,367)	$(13,176)	$(367)	$4	$(15,734)	$(13,172)
Obligations related to securities sold short	(7,140)	(5,363)	(12,336)	(10,600)	–	–	(19,476)	(15,963)
Obligations related to securities sold under
repurchase agreements	–	–	(17,029)	(17,036)	–	–	(17,029)	(17,036)
Derivative instruments
Interest rate	–	–	(8,931)	(9,964)	(74)	(28)	(9,005)	(9,992)
Foreign exchange	–	–	(13,021)	(10,883)	–	–	(13,021)	(10,883)
Credit	–	–	(45)	(41)	(113)	(107)	(158)	(148)
Equity	(3,739)	(3,537)	(4,714)	(3,288)	(137)	(163)	(8,590)	(6,988)
Precious metal	(2)	–	(250)	(366)	–	–	(252)	(366)
Other commodity	(221)	(325)	(911)	(1,806)	–	–	(1,132)	(2,131)
	(3,962)	(3,862)	(27,872)	(26,348)	(324)	(298)	(32,158)	(30,508)
Total financial liabilities	$(11,102)	$(9,225)	$(72,604)	$(67,160)	$(691)	$(294)	$(84,397)	$(76,679)
(1)	Includes $54 million related to securities designated at FVTPL (October 31, 2020: $57 million).
(2)	Includes $41 million related to asset-backed securities designated at FVTPL (October 31, 2020: $60 million).
(3)	Includes $406 million related to loans designated at FVTPL (October 31, 2020: $357 million).
(4)
Comprises deposits designated at FVTPL of $15,328 million (October 31, 2020: $13,419 million), net bifurcated embedded derivative liabilities of $264 million (net bifurcated embedded derivative assets of $389 million as at October 31, 2020), other liabilities designated at FVTPL of $12 million (October 31, 2020: $9 million), and other financial liabilities measured at fair value of $130 million (October 31, 2020: $133 million).